Fully-Benefit Responsive Investment Contracts (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Participant-directed investments at contract value	$ 311,054,757	$ 320,479,611
Synthetic guaranteed investment contracts, minimum guaranteed credit rate	0.00%
Synthetic guaranteed investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Participant-directed investments at contract value	$ 311,054,757	$ 320,479,611